Financial derivatives at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial derivatives [Line Items]
Notional amount						€ (400.0)
At fair value [member]
Financial derivatives [Line Items]
Net financial derivatives						232.0	€ 109.0
Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(339.0)
Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					€ (20.0)
Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				€ (26.0)
Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			€ (24.0)
Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		€ (22.0)
Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	€ (391.0)
Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Net financial derivatives						232.0
Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Net financial derivatives						232.0
Notional amount						(5,613.0)
Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(1,236.0)
Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(116.0)
Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(241.0)
Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(123.0)
Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(4,142.0)
Other derivatives [Member]
Financial derivatives [Line Items]
Notional amount						(400.0)
Derivative financial assets [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(472.0)
Derivative financial assets [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(37.0)
Derivative financial assets [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				7.0
Derivative financial assets [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			6.0
Derivative financial assets [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		5.0
Derivative financial assets [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(453.0)
Derivative financial assets [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						382.0
Derivative financial assets [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						382.0
Notional amount						(3,642.0)
Derivative financial assets [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(719.0)
Derivative financial assets [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(78.0)
Derivative financial assets [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(5.0)
Derivative financial assets [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(1.0)
Derivative financial assets [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(2,840.0)
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(200.0)
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					22.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				20.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			20.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		20.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(282.0)
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						146.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						146.0
Notional amount						(2,236.0)
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(2,236.0)
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(53.0)
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(53.0)
Derivative financial assets [Member] | Other derivatives [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						45.0
Derivative financial assets [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						45.0
Notional amount						(400.0)
Derivative financial assets [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(400.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(165.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(12.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(13.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(14.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(15.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(110.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						139.0
Derivative financial assets [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						139.0
Notional amount						(78.0)
Derivative financial assets [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					3.0
Derivative financial assets [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				4.0
Derivative financial assets [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			3.0
Derivative financial assets [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		3.0
Derivative financial assets [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(91.0)
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(3.0)
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(3.0)
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						3.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						3.0
Notional amount						(665.0)
Derivative financial assets [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(659.0)
Derivative financial assets [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(6.0)
Derivative financial assets [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(5.0)
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					1.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				1.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			1.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(7.0)
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						2.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						2.0
Notional amount						(98.0)
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(2.0)
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(96.0)
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(1.0)
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						1.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						1.0
Notional amount						(52.0)
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(22.0)
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(25.0)
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(5.0)
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						(42.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					7.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(49.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(2.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(1.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						2.0
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						2.0
Notional amount						(27.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(3.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(2.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(3.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(3.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(17.0)
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						(44.0)
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(44.0)
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Equity swaps [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						44.0
Derivative financial assets [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						44.0
Notional amount						(43.0)
Derivative financial assets [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(43.0)
Derivative financial assets [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial assets [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						133.0
Derivative financial liabilities [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					17.0
Derivative financial liabilities [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				19.0
Derivative financial liabilities [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			18.0
Derivative financial liabilities [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		17.0
Derivative financial liabilities [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	62.0
Derivative financial liabilities [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(150.0)
Derivative financial liabilities [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(150.0)
Notional amount						(1,971.0)
Derivative financial liabilities [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(517.0)
Derivative financial liabilities [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(38.0)
Derivative financial liabilities [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(236.0)
Derivative financial liabilities [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		123.0
Derivative financial liabilities [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(1,302.0)
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Corporate cross currency swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						53.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	53.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(45.0)
Derivative financial liabilities [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(45.0)
Notional amount						(400.0)
Derivative financial liabilities [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Other derivatives [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(400.0)
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Index linked swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(1.0)
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(1.0)
Notional amount						(260.0)
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(246.0)
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(1.0)
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(1.0)
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(2.0)
Derivative financial liabilities [Member] | Corporate cross Forwards and Options | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(10.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						1.0
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					1.0
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				1.0
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			1.0
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(2.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(2.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(2.0)
Notional amount						(329.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(231.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(2.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(2.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(2.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Energy Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(91.0)
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Interest Rate Swaps Airports Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						77.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					16.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				18.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			17.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		16.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	10.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(67.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(67.0)
Notional amount						(938.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(37.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(32.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(229.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		133.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Highways Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(773.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Construction Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						2.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				1.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	1.0
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(2.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(2.0)
Notional amount						(43.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(3.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(3.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(4.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(5.0)
Derivative financial liabilities [Member] | Iinterest Rate Swaps Other Business Line | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	(29.0)
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						0.0
Notional amount						0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Equity swaps [Member] | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Cash flow maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						(33.0)
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member]
Financial derivatives [Line Items]
Notional amount						0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Not later than one year [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						€ (33.0)
Notional amount					€ 0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				€ 0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			€ 0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		€ 0.0
Derivative financial liabilities [Member] | Power purchase agreement (PPA) | Notional maturities [Member] | At fair value [member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	€ 0.0